Other non current assets (Tables)	12 Months Ended
Dec. 31, 2012
Other Non Current Assets [Abstract]
Other Non Current Assets
	December 31,
	2011	2012
Security deposits for derivatives	$33,100	$550
Option for construction of drillships	24,756	-
Deferred mobilization expenses	24,176	53,615
Other	15,540	29,125
	$97,572	$83,290